REPURCHASE AGREEMENTS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
REPURCHASE AGREEMENTS AND OTHER BORROWINGS
Summary of information concerning repurchase agreements

	2014	2013	2012

Average daily balance during the year	$12,269,626	$9,645,729	$3,847,580
Average interest rate during the year	0.76%	0.68%	0.27%
Maximum month-end balance during the year	$13,787,684	$13,197,530	$5,033,965
Weighted average interest rate at year end	0.75%	0.73%	0.22%